American Beacon Advisors, Inc.
                         4151 Amon Carter Blvd. MD 2450
                              Fort Worth, TX 76155


                                                 September 5, 2007


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Funds
     1933 Act File No. 33-11387

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the AMR Class of the American Beacon High
Yield Bond Fund does not differ from that contained in Post-Effective Amendment No. 69 ("Amendment No. 69") to the Registrant's Registration Statement,
(b) that the form of Statements of Additional Information used with respect to the AMR Class of the American Beacon High Yield Bond Fund does not differ from that contained in Amendment No. 69, and (c) that Amendment No. 69 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                          Sincerely,

                                          /s/ Rosemary K. Behan
                                          ----------------------
                                          Rosemary K. Behan
                                          Vice President Legal & Compliance
                                          American Beacon Advisors, Inc.


cc:   Arun Murthy, Esq.
          Kirkpatrick & Lockhart Preston Gates Ellis LLP